UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2004

Check here if Amendment [ ];      Amendment Number: ___
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Elias Asset Management
Address:    500 Essjay Rd.  Suite 220
            Williamsville, NY  14221

Form 13F File Number: 28-04969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kathy Strohmeyer
Title:      Operations Manager
Phone:      716-633-3800

Signature, Place, and Date of Signing:

Kathy Strohmeyer                         WILLIAMSVILLE, NY          10/29/04
                  ------------------     -----------------     -----------------
                     [Signature]           [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number   Name

      28-04969                                          - [Repeat as necessary.]
      --------------------   --------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   69

Form 13F Information Table Value Total:   $262267
                                          (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.      Form 13F File Number               Name

               28-04969
      ----     ----------------------------       ----------------------------

      [Repeat as necessary.]

                             ELIAS ASSET MANAGEMENT
                                    FORM 13F
                                   13 F REPORT
                                DECEMBER 31, 2004

                                                                                                                VOTING AUTHORITY
                                                                                                           -------------------------
                                TITLE OF              VALUE      SHARES/     SH/  PUT/  INVSTMT   OTHER
       NAME OF ISSUER             CLASS     CUSIP    (X$1000)    PRN AMT     PRN  CALL  DSCRETN  MANAGERS      SOLE     SHARED  NONE
------------------------------  --------  ---------  --------  -----------   ---  ----  -------  --------  -----------  ------  ----
American Express Co.               COM    025816109     6113       108447    SH          Sole                   108447
American International Group       COM    026874107     4583        69790    SH          Sole                    69790
Amgen Inc.                         COM    031162100     5493        85625    SH          Sole                    85625
Analog Devices Inc.                COM    032654105     3846       104165    SH          Sole                   104165
Apple Computer                     COM    037833100      489         7600    SH          Sole                     7600
Bed Bath & Beyond Inc.             COM    075896100     5309       133299    SH          Sole                   133299
C.R. Bard Inc.                     COM    067383109     4929        77040    SH          Sole                    77040
Ciena Corp.                        COM    171779101       33        10000    SH          Sole                    10000
Cisco Systems Inc.                 COM    17275R102     4596       237874    SH          Sole                   237874
Citigroup Inc.                     COM    172967101     5839       121184    SH          Sole                   121184
DuPont E.I                         COM    263534109     6191       126224    SH          Sole                   126224
EMC Corp. Mass                     COM    268648102     5640       379297    SH          Sole                   379297
Emerson Electric Co.               COM    291011104     6623        94477    SH          Sole                    94477
Exxon Mobil Corp.                  COM    30231G102     6441       125652    SH          Sole                   125652
General Electric Co.               COM    369604103     6889       188744    SH          Sole                   188744
Home Depot Inc.                    COM    437076102     6718       157179    SH          Sole                   157179
Honeywell International, Inc.      COM    438516106     4778       134945    SH          Sole                   134945
Intel Corp.                        COM    458140100     5151       220231    SH          Sole                   220231
Interpublic Group of Cos., Inc     COM    460690100     3101       231395    SH          Sole                   231395
JDS Uniphase Corp.                 COM    46612J101       32        10100    SH          Sole                    10100
Johnson & Johnson                  COM    478160104     4526        71367    SH          Sole                    71367
Kohl's Corp.                       COM    500255104     4301        87470    SH          Sole                    87470
Merck and Co.                      COM    589331107     3650       113569    SH          Sole                   113569
Merrill Lynch & Co.                COM    590188108     5333        89222    SH          Sole                    89222
Microsoft Inc.                     COM    594918104     5904       220952    SH          Sole                   220952
Morgan Stanley                     COM    617446448     4805        86539    SH          Sole                    86539
Nike Inc.                          COM    654106103     6439        71000    SH          Sole                    71000
Northern Trust Corp.               COM    665859104     5700       117335    SH          Sole                   117335
Oracle Systems Corp.               COM    68389X105     5476       399095    SH          Sole                   399095
Paychex Inc.                       COM    704326107     5475       160637    SH          Sole                   160637
Pepsico Inc.                       COM    713448108     5885       112744    SH          Sole                   112744
Procter & Gamble                   COM    742718109      355         6440    SH          Sole                     6440
Royal Dutch Petro-NY Shares        COM    780257804      261         4550    SH          Sole                     4550
Stryker Corp.                      COM    863667101     4690        97210    SH          Sole                    97210
Sysco Corp.                        COM    871829107     6182       161965    SH          Sole                   161965
Texas Instruments Inc.             COM    882508104     5289       214826    SH          Sole                   214826
Transocean Inc.                    COM    G90078109     7336       173059    SH          Sole                   173059
Walgreen Co.                       COM    931422109     5209       135745    SH          Sole                   135745
Walt Disney Co.                    COM    254687106     6149       221203    SH          Sole                   221203
IShares DJ Select Dividend Ind            464287168      292         4750    SH          Sole                     4750
IShares Russell 1000 Value                464287598    14635       220505    SH          Sole                   220505
IShares S&P SmallCap 600                  464287804    14737        90575    SH          Sole                    90575
Ishares MSCI EAFE Index Fund              464287465    13390        83593    SH          Sole                    83593
Ishares Russell 1000 Growth In            464287614      219         4450    SH          Sole                     4450
S & P Mid-Cap 400 Dep Rcpts               595635103    14777       121895    SH          Sole                   121895
Brandywine Fund                           10532D107      246    9051.7000    SH          Sole                9051.7000
Eaton Vance Tax Managed Growth            277919205      316     594.5260    SH          Sole                 594.5260
Hallmark First Mutual Fund                40625Q400     1418    138767.60    SH          Sole              138767.6095
                                                                       95
Citigroup Cap IX Pfd 6.00%                173066200      253        10050    SH          Sole                    10050

                             ELIAS ASSET MANAGEMENT
                                    FORM 13F
                                   13 F REPORT
                                DECEMBER 31, 2004

                                                                                                                VOTING AUTHORITY
                                                                                                           -------------------------
                                TITLE OF              VALUE      SHARES/     SH/  PUT/  INVSTMT   OTHER
       NAME OF ISSUER             CLASS     CUSIP    (X$1000)    PRN AMT     PRN  CALL  DSCRETN  MANAGERS      SOLE     SHARED  NONE
------------------------------  --------  ---------  --------  -----------   ---  ----  -------  --------  -----------  ------  ----
General Electric Capital Corp             369622519      256        9800     SH          Sole                   9800
Amgen Inc.                                031162100     3086       48100     SH          Sole                  48100
BP PLC-Spons ADR                          055622104      464        7940     SH          Sole                   7940
Bank of New York                          064057102      358       10700     SH          Sole                  10700
Biophan Technologies, Inc.                09064V105      201      159155     SH          Sole                 159155
Bristol-Myers Squibb Co.                  110122108      318       12430     SH          Sole                  12430
ChevronTexaco Corp.                       166764100      272        5172     SH          Sole                   5172
Columbus McKinnon Corp.                   199333105     2066      238340     SH          Sole                 238340
Community Bank N.A.                       203607106     2571       91000     SH          Sole                  91000
Computer Task Group                       205477102      952      169950     SH          Sole                 169950
Exxon Mobil Corp.                         30231G102     1364       26600     SH          Sole                  26600
General Electric Co.                      369604103     1829       50101     SH          Sole                  50101
Home Depot Inc.                           437076102      246        5750     SH          Sole                   5750
International Business Machine            459200101      248        2511     SH          Sole                   2511
Jefferson Pilot Corp.                     475070108      237        4555     SH          Sole                   4555
Johnson & Johnson                         478160104      361        5700     SH          Sole                   5700
Microsoft Inc.                            594918104      276       10350     SH          Sole                  10350
Partners Trust Financial Group            70213F102      421       36172     SH          Sole                  36172
Trustco Bank Corp.                        898349105      461       33440     SH          Sole                  33440
Wyeth                                     983024100      240        5640     SH          Sole                   5640
REPORT SUMMARY                  69 DATA RECORDS       262267                    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.